NOTES PAYABLE (Details Narrative) - USD ($)			11 Months Ended	12 Months Ended	24 Months Ended
	Dec. 29, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 29, 2025	Feb. 09, 2023
Short-Term Debt [Line Items]
Accrues interest converted, percentage		8.00%
Conversion price, amount		$ 10
Assumption of interest payable			$ 295,866
Promissory notes interest, percentage						10.00%
Interest expense			$ 26,541	156,249
Minimum [Member]
Short-Term Debt [Line Items]
Promissory notes interest, percentage			8.00%
Maximum [Member]
Short-Term Debt [Line Items]
Promissory notes interest, percentage			12.00%
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Notes payable			$ 1,439,095	$ 1,374,417
Assumption of interest payable			$ 295,866
Southeast Renewables LLC [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 23,000,000
Maturity date		Oct. 31, 2024
Southeast Renewables LLC [Member] | Southeast Renewables Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 23,000,000
Company issued in shares					$ 297,425
Southeast Renewables LLC [Member] | Southeast Renewables Convertible Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Company issued in shares	$ 2,329,743